Derivatives and Hedge Accounting - Summary of Effects of Cash flow Hedges and Net Investment Hedges (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Cash Flow Hedges
Disclosure Of Derivatives [Line Items]
Change in value of hedged items for ineffectiveness measurement	$ (112)
Change in fair value of hedging instruments for ineffectiveness measurement	(7,940)
Hedge ineffectiveness loss	(8,052)
Hedging gains (losses) recognized in other comprehensive income (loss)	14,450
Amount reclassified from accumulated other comprehensive loss to net earnings	(34,916)
Net change in other comprehensive income (loss)	(20,466)
Cash Flow Hedges | Floating Interest Rate
Disclosure Of Derivatives [Line Items]
Change in value of hedged items for ineffectiveness measurement	(12,172)
Change in fair value of hedging instruments for ineffectiveness measurement	12,172
Hedging gains (losses) recognized in other comprehensive income (loss)	(12,172)
Net change in other comprehensive income (loss)	(12,172)
Cash Flow Hedges | Floating Rate Foreign Currency Debt
Disclosure Of Derivatives [Line Items]
Change in value of hedged items for ineffectiveness measurement	12,060
Change in fair value of hedging instruments for ineffectiveness measurement	(20,112)
Hedge ineffectiveness loss	(8,052)
Hedging gains (losses) recognized in other comprehensive income (loss)	26,622
Amount reclassified from accumulated other comprehensive loss to net earnings	(34,916)
Net change in other comprehensive income (loss)	(8,294)
Net Investment Hedges
Disclosure Of Derivatives [Line Items]
Change in value of hedged items for ineffectiveness measurement	(153,886)
Change in fair value of hedging instruments for ineffectiveness measurement	153,886
Hedging gains (losses) recognized in other comprehensive income (loss)	(153,886)
Net change in other comprehensive income (loss)	$ (153,886)